FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets measured at fair value
Marketable securities and term deposits	$ 10,516	$ 18,580	$ 18,563
Restricted cash equivalents and marketable securities		374	644
Recurring basis | Total
Assets measured at fair value
Cash equivalents	7,407	15,580	8,595
Marketable securities and term deposits	10,516	18,580	18,563
Restricted cash equivalents and marketable securities	363	374	644
Recurring basis | Level 2
Assets measured at fair value
Cash equivalents	7,407	15,580	8,595
Marketable securities and term deposits	10,516	18,580	18,563
Restricted cash equivalents and marketable securities	$ 363	$ 374	$ 644